Trade, other payables and financial liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade, other payables and financial liabilities
19.	Trade, other payables and financial liabilities

	2021	2020
Account payables	$112,596	$63,461
Account payables to related parties	7,948	2,970

	120,544	66,431
Others	786	252

	$121,330	$66,683

See details of the account due to related parties in note 23.